Schedule of reconciliation of liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 1,193	$ 1,099
Changes from financing activities:
Repayment of bank loan	(35)	(41)
Repayment of loan payable	(127)	(41)
Payment of lease obligations	(334)	(345)
Repayment of government loans	(278)	(114)
Total changes from financing activities	(774)	(541)
Foreign exchange	18	(39)
Other changes:
Financing costs	14	85
Interest paid	(10)	(74)
New loan	1,091	310
New leases (Note 7)	610	353
Adjustment (Note 7)	(169)
Balance at December 31, 2025	1,973	1,193
Bank loan [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	32	71
Changes from financing activities:
Repayment of bank loan	(35)	(41)
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(35)	(41)
Foreign exchange	3	2
Other changes:
Financing costs	2	5
Interest paid	(2)	(5)
New loan
New leases (Note 7)
Adjustment (Note 7)
Balance at December 31, 2025		32
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	269
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable	(127)	(41)
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(127)	(41)
Foreign exchange
Other changes:
Financing costs	(41)	17
Interest paid	41	(17)
New loan	1,091	310
New leases (Note 7)
Adjustment (Note 7)
Balance at December 31, 2025	1,233	269
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	167	182
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities
Foreign exchange	8	(15)
Other changes:
Financing costs
Interest paid
New loan
New leases (Note 7)
Adjustment (Note 7)
Balance at December 31, 2025	175	167
Government loans [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	273	391
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans	(278)	(114)
Total changes from financing activities	(278)	(114)
Foreign exchange	1	(15)
Other changes:
Financing costs	9	16
Interest paid	(5)	(5)
New loan
New leases (Note 7)
Adjustment (Note 7)
Balance at December 31, 2025		273
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	452	455
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations	(334)	(345)
Repayment of government loans
Total changes from financing activities	(334)	(345)
Foreign exchange	6	(11)
Other changes:
Financing costs	44	47
Interest paid	(44)	(47)
New loan
New leases (Note 7)	610	353
Adjustment (Note 7)	(169)
Balance at December 31, 2025	$ 565	$ 452